Employee benefits - Summary of Number of Awards and Movements for all Share Plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Vesting period after the grant date	3 years
WEP
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Share price on grant date (in dollars per share) | $ / shares	$ 11.85	$ 13.54
SWEP
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Share price on grant date (in dollars per share) | $ / shares	12.89	16.04
Restricted shares | Top of range
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Share price on grant date (in dollars per share) | $ / shares	15.21	19.74
Restricted shares | Bottom of range
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Share price on grant date (in dollars per share) | $ / shares	14.37	19.33
Performance rights
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Share price on grant date (in dollars per share) | $ / shares	$ 9.14	$ 12.89
Short Term Award
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Vesting period after the grant date	5 years
Long Term Award [member]
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Vesting period after the grant date	5 years
Employee plans | WEP
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Opening balance (in shares)	11,763,078	9,125,440
Granted during the year (in shares)	5,492,943	5,188,220
Vested during the year (in shares)	(2,941,963)	(1,833,896)
Forfeited during the year (in shares)	(482,636)	(716,686)
Ending balance (in shares)	13,831,422	11,763,078
Fair value of awards granted during the year | $	$ 65	$ 70
Employee plans | SWEP
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Opening balance (in shares)	457,570	1,556,573
Granted during the year (in shares)	66,486	48,179
Vested during the year (in shares)	(360,416)	(1,038,583)
Forfeited during the year (in shares)	(11,526)	(108,599)
Ending balance (in shares)	152,114	457,570
Fair value of awards granted during the year | $	$ 1	$ 1
Executive plans | Short-term awards
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Opening balance (in shares)	1,551,668	1,066,237
Granted during the year (in shares)	1,405,321	918,543
Vested during the year (in shares)	(570,338)	(231,156)
Forfeited during the year (in shares)	(224,927)	(201,956)
Ending balance (in shares)	2,161,724	1,551,668
Fair value of awards granted during the year | $	$ 21	$ 18
Executive plans | Long-term awards
Number And Weighted Average Exercise Prices Of Other Equity Instruments [Roll Forward]
Opening balance (in shares)	2,449,046	2,696,552
Granted during the year (in shares)	661,432	364,378
Vested during the year (in shares)	(337,761)	(250,149)
Forfeited during the year (in shares)	(934,223)	(361,735)
Ending balance (in shares)	1,838,494	2,449,046
Fair value of awards granted during the year | $	$ 8	$ 8